Leases - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Lease and Rental Expense [Line Items]
Rental expenses for all operating lease	$ 53.8	$ 50.9	$ 46.5